LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Blended Large Cap Growth Managed Volatility Fund Supplement Dated April 1, 2021 to the Prospectus Dated May 1, 2020

This Supplement updates certain information in the Prospectus for the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

On March 26, 2021 at a Special Meeting of Shareholders of the Fund, the shareholders approved the proposal to change the sub-classification of the Fund from “diversified” to “non-diversified”, and the elimination of a fundamental investment restriction that requires the Fund to be diversified. As a result, effective on or about April 1, 2021, the Fund’s Prospectus is revised as follows:

1.	The following is added to the Principal Investment Strategies section on page 2:

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.

2.	The following is added to the Principal Risks section beginning on page 3:

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Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

3.	The following is added to the Investment Objective and Principal Investment Strategies section on page 7:

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.

4.	The following is added to the Principal Risks section beginning on page 8:

Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS AND OTHER IMPORTANT RECORDS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Blended Large Cap Growth Managed Volatility Fund Supplement Dated April 1, 2021 to the Statement of Additional Information Dated May 1, 2020

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). You may obtain copies of the SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

On March 26, 2021 at a Special Meeting of Shareholders of the Fund, the shareholders approved the proposal to change the sub-classification of the Fund from “diversified” to “non-diversified”, and the elimination of a fundamental investment restriction that requires the Fund to be diversified. As a result, effective on or about April 1, 2021, the Fund’s SAI is revised as follows:

1.	The third paragraph under the heading Description of the Trust and the Funds on page 4 is revised accordingly:

Each of the Funds, except the LVIP BlackRock Inflation Protected Bond Fund and the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Non-Diversified Funds”), is diversified within the meaning of the Investment Company Act of 1940 (“1940 Act”).

2.	The fundamental restriction number 7 under the heading Fundamental Investment Restrictions on page 5 is revised accordingly:

7.

(Except for the Non-Diversified Funds) With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR SAI AND OTHER IMPORTANT RECORDS